Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance for credit losses	$ 7,009	$ 6,299
'Container leaseback financing receivable, allowance for credit losses	8,753	6,299
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	$ 562
Container Leaseback Financing Receivable | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	84.00%
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	$ 1,182
Finance Leases | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	76.00%
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance for credit losses	$ 7,009	6,299
Billed | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance for credit losses	0	0
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance for credit losses	758	$ 675
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	562
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	$ 1,182